SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Australia - 1.1%
Atlassian Corp. - Class A (a)	1,982	$148,908
Worley Ltd.	8,404	67,821
		216,729

Belgium - 0.4%
Solvay SA	2,318	75,924

Canada - 4.5%
Air Canada (a)	4,075	61,630
Altus Group Ltd.	1,138	38,969
Bausch Health Cos., Inc. (a)	10,459	62,022
BlackBerry Ltd. (a)	13,426	45,572
Bombardier, Inc. - Class B (a)	766	158,299
Canadian Solar, Inc. (a)	1,904	33,720
Canadian Tire Corp. Ltd. - Class A	597	83,739
CGI, Inc.	1,670	122,136
Empire Co. Ltd.	2,118	75,121
Lululemon Athletica, Inc. (a)	775	143,507
Open Text Corp.	3,815	94,497
		919,212

China - 0.7%
Lenovo Group Ltd.	114,266	142,113

Denmark - 1.1%
Bavarian Nordic AS (a)	1,744	54,469
Genmab AS (a)	191	55,833
GN Store Nord AS (a)	3,332	49,340
Pandora AS	816	64,520
		224,162

Finland - 1.2%
Nokia Oyj	33,147	253,956

France - 12.2%
Airbus SE	1,878	408,837
Alstom SA (a)	4,844	161,923
Arkema SA	1,304	95,453
Capgemini SE	1,223	154,553
EssilorLuxottica SA	216	57,477
Forvia SE (a)	4,324	61,719

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
L'Oreal SA	1,179	$553,620
Orange SA	11,244	241,671
Renault SA	3,506	133,022
Sanofi SA	4,592	446,010
Teleperformance SE	928	56,449
Ubisoft Entertainment SA (a)	7,110	34,982
Valeo SE	5,068	73,597
		2,479,313

Germany - 19.2%
adidas AG	1,043	194,967
BASF SE	4,950	284,843
Bayer AG	5,631	279,517
Bayerische Motoren Werke AG	2,915	308,133
Continental AG	1,882	162,602
Evonik Industries AG	6,401	111,863
Fresenius Medical Care AG	2,213	103,157
HelloFresh SE (a)	5,983	34,139
HUGO BOSS AG	1,561	68,947
KION Group AG	1,793	122,879
LANXESS AG	2,103	47,511
Mercedes-Benz Group AG	4,671	325,636
Puma SE	2,799	78,581
SAP SE	747	150,899
Siemens AG	2,045	597,811
Siemens Energy AG	2,704	531,816
Siemens Healthineers AG (b)	5,645	281,079
TeamViewer SE (a)(b)	4,535	24,885
thyssenkrupp AG	8,818	109,872
Wacker Chemie AG	748	71,414
		3,890,551

Ireland - 0.6%
Aptiv PLC (a)	1,652	121,488

Israel - 1.1%
Nice Ltd. (a)	990	112,191
SolarEdge Technologies, Inc. (a)	1,671	59,153
Wix.com Ltd. (a)	808	56,932
		228,276

Italy - 0.5%
Saipem SpA	22,949	96,833

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Japan - 20.8%
Bridgestone Corp.	9,642	$234,374
Brother Industries Ltd.	3,609	74,692
Eisai Co. Ltd.	3,563	119,577
FUJIFILM Holdings Corp.	10,484	217,783
Fujitsu Ltd.	11,143	256,018
Hitachi Ltd.	14,624	489,386
Honda Motor Co. Ltd.	24,474	248,321
Horiba Ltd.	1,066	143,655
Konica Minolta, Inc.	13,696	52,341
Mitsui Chemicals, Inc.	5,488	83,639
NIDEC CORP	7,800	122,970
Nikon Corp.	5,756	73,606
Nissan Motor Co. Ltd. (a)	44,841	124,388
Omron Corp.	3,100	110,212
Panasonic Holdings Corp.	16,976	275,786
Sharp Corp. (a)	11,335	46,751
Shiseido Co. Ltd.	4,700	99,318
Sony Group Corp.	22,672	528,890
Takeda Pharmaceutical Co. Ltd.	8,442	314,565
Toyota Motor Corp.	24,466	599,254
		4,215,526

Jersey - 0.2%
Novocure Ltd. (a)	3,832	52,384

Netherlands - 4.7%
Akzo Nobel NV	1,538	108,347
Arcadis NV	1,569	55,470
Koninklijke Philips NV	7,509	240,271
NXP Semiconductors NV	1,244	282,400
Randstad NV	2,304	75,765
Signify NV (b)	2,939	68,482
Stellantis NV	15,801	129,592
		960,327

Norway - 0.7%
Yara International ASA	2,685	135,742

Singapore - 0.3%
Kulicke & Soffa Industries, Inc.	854	59,541

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Spain - 0.4%
Grifols SA	7,123	$89,468

Sweden - 5.4%
Autoliv, Inc.	893	105,838
Electrolux AB - Class B (a)	5,103	43,175
Elekta AB - Class B	10,604	68,187
H & M Hennes & Mauritz AB - Class B	8,143	173,818
Securitas AB - Class B	5,412	96,339
Telefonaktiebolaget LM Ericsson - Class B	22,599	261,722
Volvo AB - Class B	9,068	353,374
		1,102,453

Switzerland - 10.4%
Adecco Group AG	3,062	85,864
Amcor PLC	1,322	64,025
Logitech International SA	1,161	106,972
Novartis AG	4,429	751,752
Roche Holding AG	1,635	780,445
STMicroelectronics NV	6,676	224,108
Transocean Ltd. (a)	14,835	96,131
		2,109,297

United Kingdom - 14.2%
AstraZeneca PLC	2,845	595,892
Barclays PLC	42,406	258,798
BT Group PLC	53,356	155,891
Capri Holdings Ltd. (a)	2,306	47,296
Clarivate PLC (a)	23,582	54,239
GSK PLC	14,138	419,360
Johnson Matthey PLC	2,943	79,799
Marks & Spencer Group PLC	18,382	98,223
Pearson PLC	7,782	100,658
Serco Group PLC	18,220	73,957
Shell PLC	12,663	524,503
Smith & Nephew PLC	7,796	144,094
Standard Chartered PLC	9,769	241,187
WPP PLC	22,053	81,730
		2,875,627
TOTAL COMMON STOCKS (Cost $17,355,371)		20,248,922

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.60% (c)	19,640	$19,640
TOTAL MONEY MARKET FUNDS (Cost $19,640)		19,640

TOTAL INVESTMENTS - 99.8% (Cost $17,375,011)		$20,268,562
Other Assets in Excess of Liabilities - 0.2%		34,065
TOTAL NET ASSETS - 100.0%		$20,302,627

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $374,446 or 1.8% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

SPARKLINE ETFs

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Sparkline International Intangible Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$20,248,922	$—	$—	$20,248,922
Money Market Funds	19,640	—	—	19,640
Total Investments	$20,268,562	$—	$—	$20,268,562
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.